SIGNIFICANT ACCOUNTING POLICIES (Policies) - Harris Teeter Supermarkets, Inc. Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting

Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Fully Benefit-Responsive Investment Contracts

Fully Benefit-Responsive Investment Contracts

Fully benefit-responsive investment contracts held by a defined contribution plan are reported at contract value. Contract value is the relevant measurement attribute for fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

As reported by T. Rowe Price Trust Company, a wholly owned subsidiary of T. Rowe Price Associates, Inc. (the “Trustee”), Plan investments are reported at fair value. Fair value is the price that would be received from an asset sale or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note C for a discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments is comprised of the net realized and unrealized gains and losses.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the plan document and the loan policy.

Administrative Expenses

Administrative Expenses

All direct expenses, to the extent allowed by law, are charged to the Plan. Direct expenses include Trustee, investment consulting, record-keeping, legal, and auditing expenses related to the Plan. There is also a quarterly administrative credit provided to eligible participants based upon the amount the Plan’s recordkeeper receives for administrative services from certain of the Plan’s investments which is more fully described in the “Participant Accounts” section under NOTE A - DESCRIPTION OF THE PLAN, above.

Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded when paid.